Cover	Aug. 20, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 20, 2026
Entity File Number	333-295863
Entity Registrant Name	BSTR Holdings, Inc.
Entity Central Index Key	0002083583
Entity Tax Identification Number	39-4168967
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	901 N Market St
Entity Address, Address Line Two	Suite 100
Entity Address, Address Line Three	901 N Market St, Suite 100
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	302
Local Phone Number	391-6692
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
[custom:EntityFileNumber2]	333-295863-01
[custom:EntityRegistrantName2]	BSTR Newco, LLC
[custom:EntityTaxIdentificationNumber2]	39-4210404
[custom:EntityAddressCityOrTown2]	Wilmington
[custom:EntityAddressStateOrProvince2]	DE
[custom:EntityAddressPostalZipCode2]	19801
[custom:EntityIncorporationStateCountryCode2]	DE
[custom:CityAreaCode2]	302
[custom:LocalPhoneNumber2]	391-6692